Employee compensation and benefits - HSBC Holdings (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) employee	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee
Disclosure of defined benefit plans [line items]
Employee compensation and benefits | $	$ 19,288	$ 19,612	$ 19,396
Average number of employees | employee	232,642	231,556	239,712
HSBC Holdings
Disclosure of defined benefit plans [line items]
Employee compensation and benefits | $	$ 41	$ 30	$ 56
Average number of employees | employee	42	54